TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carryforward and tax credits	$50,090	$96,079
Intra-entity transfer of certain intangible assets (*)	9,256	14,563
Operating leases liabilities	21,124	18,820
Share based payments	39,784	37,110
Research and development costs	154,024	112,311
Reserves, allowances and other	51,788	55,124
Deferred tax assets before valuation allowance	326,066	334,007
Valuation allowance	(11,401)	(19,818)
Deferred tax assets	314,665	314,189

Deferred tax liabilities:
Acquired intangibles	(1,638)	(75,396)
Operating lease right-of-use assets	(17,381)	(15,813)
Internal use software and other fixed assets	(45,070)	(18,650)
Prepaid compensation expenses	(28,160)	(33,936)
Other	(5,149)	(19)
Deferred tax liabilities	(97,398)	(143,814)

Deferred tax assets, net	$217,267	$170,375

(*) During the years ended December 31, 2024 and 2023, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain.

	December 31,
	2024	2023
Deferred tax assets	$219,232	$178,971
Deferred tax liabilities	(1,965)	(8,596)
Deferred tax assets, net	$217,267	$170,375

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2024	2023	2022
Income before taxes on income, as reported in the consolidated statements of income	$604,826	$457,700	$345,332
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits/Special Preferred Technology Enterprise (*)	(13.3)%	(6.8)%	(3.3)%
Changes in valuation allowance	(1.4)%	1.6%	0.5%
Earnings taxed under foreign law	6.7%	(0.9)%	0.7%
Tax settlements and prior years adjustments	11.9%	4.4%	0.4%
Other	(0.1)%	4.7%	1.7%
Effective tax rate	26.8%	26.1%	23.0%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits/Special Preferred Technology Enterprise (for 2024)" status on net earnings per ordinary share is as follows:

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share	The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits/Special Preferred Technology Enterprise (for 2024)" status on net earnings per ordinary share is as follows:

	Year Ended December 31,
	2024	2023	2022
Basic	$1.27	$0.49	$0.18
Diluted	$1.23	$0.47	$0.19

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Domestic	$178,691	$195,203	$102,500
Foreign	426,135	262,497	242,832
	$604,826	$457,700	$345,332

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Current	$202,178	$182,789	$132,129
Deferred	(39,940)	(63,390)	(52,742)

	162,238	119,399	79,387

Domestic	58,711	51,334	28,853
Foreign	103,527	68,065	50,534

	$162,238	$119,399	$79,387
Of which:

	Year Ended December 31,
	2024	2023	2022
Domestic taxes:
Current	$44,659	$50,414	$29,576
Deferred	14,052	920	(723)

	58,711	51,334	28,853
Foreign taxes:
Current	157,519	132,375	102,553
Deferred	(53,992)	(64,310)	(52,019)

	103,527	68,065	50,534

Taxes on income	$162,238	$119,399	$79,387

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2024	2023
Uncertain tax positions, beginning of year	$90,124	$80,005
Increases (decrease) in tax positions for prior years	(4,345)	1,262
Increases in tax positions for current year	9,743	11,712
Expiry of the statute of limitations	(2,671)	(2,855)

Uncertain tax positions, end of year	$92,851	$90,124